Vulcan Value Partners Fund
Vulcan Value Partners Small Cap Fund
(each a “Fund”, and collectively, the “Funds”)

Each a series of Elevation Series Trust (the “Trust”)

Supplement dated January 12, 2026 to the Funds’ Combined Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
dated September 16, 2025, as may be supplemented and/or revised from time to time.

Effective January 16, 2026, the address of Paralel Distributors LLC and Paralel Technologies LLC is 1700 Broadway, Suite 2100, Denver, Colorado 80290. All references to the address of Paralel Distributors LLC and Paralel Technologies LLC are revised accordingly.

Change of Fund’s Purchase and Sale of Shares Regular Mail Address

Effective January 16, 2026, the address for Fund purchase or redemption requests made by regular mail and listed in the “Purchase and Sale of Shares” section of each Fund’s Prospectus and Summary Prospectus is as follows:

Regular Mail
Vulcan Funds
PO Box 2170
Denver, CO 80201

Change of the Funds’ Overnight Mailing Address

Effective January 16, 2026, the address for Fund purchase or redemption requests made by regular mail and overnight delivery listed in the “BUYING SHARES” “By Mail” and “SELLING SHARES” “By Mail” sections of each Fund’s Prospectus is as follows:

Regular Mail
Vulcan Funds
PO Box 2170
Denver, CO 80201

Overnight Delivery
Vulcan Funds c/o Paralel Technologies
1700 Broadway, Suite 2100
Denver, CO 80290

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.